Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of group's operating segment
		Connected	Total
Three months ended March 31, 2018	Yuantel	Solution	Segments	Eliminations	Consolidated

Net revenue
-External customers	7,882	50,374	58,256	-	58,256
-Inter-segment	-	304	304	(304)	-
Total net revenue	7,882	50,678	58,560	(304)	58,256

Operating income	684	2,505	3,189	-	3,189

		Connected	Total
Three months ended March 31, 2017	Yuantel	Solution	segments	Eliminations	Consolidated

Net revenue
-External customers	6,447	24,763	31,210	-	31,210
-Inter-segment	-	449	449	(449)	-
Total net revenue	6,447	25,212	31,659	(449)	31,210

Operating (loss) income	(1,122)	2,193	1,071	-	1,071

	Three Months Ended March 31,
	2017	2018
	US$	US$

PRC	12,759	11,179
Outside PRC:
United States	1,553	4,196
India	2,088	42,074
Rest of the world	14,810	807
Total net revenue	31,210	58,256

FY2017	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	32,074	122,233	154,307	-	154,307
-Inter-segment	-	1,879	1,879	(1,879)	-
Total net revenue	32,074	124,112	156,186	(1,879)	154,307

Operating loss	331	(8,241)	(7,910)	-	(7,910)

FY2016	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	35,138	85,448	120,586	-	120,586
-Inter-segment	-	2,016	2,016	(2,016)	-
Total net revenue	35,138	87,464	122,602	(2,016)	120,586

Operating profit	(3,589)	8,829	5,240	-	5,240

FY2015	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	19,957	55,115	75,072	-	75,072
-Inter-segment	-	3,615	3,615	(3,615)	-
Total net revenue	19,957	58,730	78,687	(3,615)	75,072

Operating profit	(5,968)	6,789	821	(108)	713

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

PRC	28,442	41,214	49,761
Outside PRC:
United States	14,978	34,526	23,312
India	7,949	25,126	70,421
Rest of the world	23,703	19,720	10,813
Total net revenue	75,072	120,586	154,307